Other taxes payable & Other taxes receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other taxes payable & Other taxes receivable
Value added taxes payable	€ 58	€ 739
Withholding Tax	4,415	6,686
Value added taxes receivable	€ 5,395	€ 4,172